Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Stock Issued for cash, shares	66,500,000	19,100,000
Stock Issued for cash, amount	$ 96,538	$ 130,419
Stock Issued for services, shares	2,000,000	1,200,000
Stock Issued for services , amount	2,001	24,264
Stock Issued for extinguishment of debt, shares	15,000,000	4,729,775
Stock Issued for extinguishment of debt, amount	$ 25,010	$ 25,500